JOINTLY OWNED UTILITY PLANT/COORDINATED SERVICES Schedule of Jointly Owned Utility Plant (Details) $ in Millions	Dec. 31, 2017 USD ($)
Substations
Jointly Owned Utility Plant Interests
Net investment	$ 51	[1]
Lines
Jointly Owned Utility Plant Interests
Net investment	129	[1]
Other
Jointly Owned Utility Plant Interests
Net investment	7	[1]
ITCTransmission | Substations
Jointly Owned Utility Plant Interests
Net investment	0	[2]
ITCTransmission | Lines
Jointly Owned Utility Plant Interests
Net investment	29	[2]
ITCTransmission | Other
Jointly Owned Utility Plant Interests
Net investment	0	[2]
METC | Substations
Jointly Owned Utility Plant Interests
Net investment	14	[3]
METC | Lines
Jointly Owned Utility Plant Interests
Net investment	41	[3]
METC | Other
Jointly Owned Utility Plant Interests
Net investment	0	[3]
ITC Midwest | Substations
Jointly Owned Utility Plant Interests
Net investment	27	[4]
Jointly Owned Utility Plant, Assets Under Construction	7
ITC Midwest | Lines
Jointly Owned Utility Plant Interests
Net investment	36	[4]
ITC Midwest | Other
Jointly Owned Utility Plant Interests
Net investment	7	[4]
ITC Great Plains | Substations
Jointly Owned Utility Plant Interests
Net investment	10	[5]
ITC Great Plains | Lines
Jointly Owned Utility Plant Interests
Net investment	$ 23	[5]
Jointly Owned Utility Plant, Proportionate Ownership Share	51.00%
ITC Great Plains | Other
Jointly Owned Utility Plant Interests
Net investment	$ 0	[5]
Minimum | METC | Substations
Jointly Owned Utility Plant Interests
Jointly Owned Utility Plant, Proportionate Ownership Share	6.30%
Minimum | METC | Lines
Jointly Owned Utility Plant Interests
Jointly Owned Utility Plant, Proportionate Ownership Share	1.00%
Minimum | ITC Midwest | Substations
Jointly Owned Utility Plant Interests
Jointly Owned Utility Plant, Proportionate Ownership Share	28.00%
Minimum | ITC Midwest | Lines
Jointly Owned Utility Plant Interests
Jointly Owned Utility Plant, Proportionate Ownership Share	11.00%
Maximum | METC | Substations
Jointly Owned Utility Plant Interests
Jointly Owned Utility Plant, Proportionate Ownership Share	92.00%
Maximum | METC | Lines
Jointly Owned Utility Plant Interests
Jointly Owned Utility Plant, Proportionate Ownership Share	41.90%
Maximum | ITC Midwest | Substations
Jointly Owned Utility Plant Interests
Jointly Owned Utility Plant, Proportionate Ownership Share	80.00%
Maximum | ITC Midwest | Lines
Jointly Owned Utility Plant Interests
Jointly Owned Utility Plant, Proportionate Ownership Share	80.00%
Municipal power agency [Member] | Lines
Jointly Owned Utility Plant Interests
Jointly Owned Utility Plant, Proportionate Ownership Share	50.40%
Electric Cooperative [Member] | Lines
Jointly Owned Utility Plant Interests
Jointly Owned Utility Plant, Proportionate Ownership Share	49.00%

[1]	Amount represents our investment in jointly held plant, which has been reduced by the ownership interest amounts of other parties.
[2]	ITCTransmission has joint ownership in two 345 kV transmission lines with a municipal power agency that has a 50.4% ownership interest in the transmission lines. An Ownership and Operating Agreement with the municipal power agency provides ITCTransmission with authority for construction of capital improvements and for the operation and management of the transmission lines. The municipal power agency is responsible for the capital and operation and maintenance costs allocable to their ownership interest.
[3]	METC has joint sharing of several assets within various substations with Consumers Energy, other municipal distribution systems and other generators. The rights, responsibilities and obligations for these jointly owned assets are documented in the Amended and Restated Distribution ? Transmission Interconnection Agreement with Consumers Energy and in numerous interconnection facilities agreements with various municipalities and other generators. In addition, other municipal power agencies and cooperatives have an ownership interest in several METC 345 kV transmission lines. This ownership entitles these municipal power agencies and cooperatives to approximately 608 MW of network transmission service from the METC transmission system. As of December?31, 2017, METC?s ownership percentages for jointly owned substation facilities and lines ranged from 6.3% to 92.0% and 1.0% to 41.9%, respectively.
[4]	ITC Midwest has joint sharing of several substations and transmission lines with various parties. As of December?31, 2017, ITC Midwest had net investments in jointly owned substation assets under construction of $7 million. ITC Midwest?s ownership percentages for jointly owned substation facilities and lines ranged from 28.0% to 80.0% and 11.0% to 80.0%, respectively, as of December?31, 2017.
[5]	In 2014, ITC Great Plains entered into a joint ownership agreement with an electric cooperative that has a 49.0% ownership interest in a transmission project. ITC Great Plains will construct and operate the project and the electric cooperative will be responsible for their ownership percentage of capital and operation and maintenance costs. As of December?31, 2017, ITC Great Plains? ownership percentage in the project was 51.0%.